April 13, 2009

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.

Washington, DC 20549

Neuberger Berman Equity Funds --Neuberger Berman Dividend Fund (Classes A, C, Institutional and Trust) File Nos. 002-11357; 811-00582

Re: Request for Selective Review for Post-Effective Amendment No. 142

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Neuberger Berman Equity Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 142 to the Registrant’s Registration Statement on Form N-1A (“PEA 142”) on behalf of Neuberger Berman Dividend Fund (“Fund”). PEA 142 includes a Class A and Class C prospectus (“Class A & C Prospectus”), an Institutional Class prospectus, a Trust Class prospectus (together, the “Prospectuses”) and a statement of additional information (“SAI”), relating to the Registrant’s issuance of Class A, Class C, Institutional Class and Trust Class shares of the Fund as noted above. This transmission includes a conformed signature page signed by power of attorney for the Registrant and a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purposes of this filing are: (1) to reflect changes to the investment strategy of the Fund and (2) to add three new classes of shares to the Fund – Class A, Class C and Institutional Class. This filing is not intended to affect the prospectus or SAI of any other previously registered series (or class thereof) of the Registrant.

The form of the Prospectuses, the section of the Prospectuses entitled “Your Investment,” the form of the SAI and the entire text of the SAI except the sections entitled “Investment Information – Cash Management and Temporary Defensive Positions”, “Additional Investment Information – Fixed Income Securities, Swap Agreements, Real Estate Related Investments and Recent Market Events”, “Investment Management and Administration Services – Management and Control of NB Management and Neuberger Berman”, and “Fund Transactions”, are substantially the same as disclosure contained in the following currently effective registration statement for the Registrant previously reviewed by the Staff:

Post-Effective Amendment No. 128 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C and Institutional Class shares of Neuberger Berman Large Cap Disciplined Growth Fund (Accession No. 0000898432-07-000877) (October 3, 2007).

The sections of the SAI entitled “Additional Investment Information – Recent Market Events” and “Fund Transactions” are substantially the same as disclosure contained in the following currently effective registration statement for the Registrant previously reviewed by the Staff:

Post-Effective Amendment No. 138 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Trust Class shares of Neuberger Berman Convergence Fund, Neuberger Berman Dividend Fund, Neuberger Berman Energy Fund and Neuberger Berman Research Opportunities Fund (Accession No. 0000898432-08-001060) (October 20, 2008).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 142. Pursuant to Rule 485(a)(1) under the 1933 Act, this PEA 142 will become effective 60 days after the filing date on June 12, 2009. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by May 18, 2009. This will assist the Registrant in keeping to its expected commencement of operations date and prospectus printing schedule.

Please contact me at (202) 778-9473 or Lynn A. Schweinfurth at (202) 778-9876 with any questions or comments you may have. Thank you for your attention.

Sincerely,

/s/ Franklin H. Na

Franklin H. Na